Financial Instruments (Details) - Schedule of Fair Value of Financial Instruments $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Level 1 [Member] | Safe Foods Inc shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	$ 4
Ending Balance	1
Deconsolidation of Jeffs’ Brands
Net changes at fair value recognized through profit or loss	(3)
Sale of securities
Level 1 [Member] | Tondo Smart Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	106
Ending Balance	91
Deconsolidation of Jeffs’ Brands
Net changes at fair value recognized through profit or loss	(15)
Sale of securities
Level 1 [Member] | Bubbles Intergroup Ltd Shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	98
Ending Balance	103
Deconsolidation of Jeffs’ Brands
Net changes at fair value recognized through profit or loss	5
Sale of securities
Level 1 [Member] | Jeffs’ Brands shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Ending Balance	125
Deconsolidation of Jeffs’ Brands	1,393
Net changes at fair value recognized through profit or loss	(1,268)
Sale of securities
Level 1 [Member] | Hydreight Technologies Inc shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	104
Ending Balance	74
Deconsolidation of Jeffs’ Brands
Net changes at fair value recognized through profit or loss	(30)
Sale of securities
Level 1 [Member] | SciSparc shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	83
Ending Balance	3
Deconsolidation of Jeffs’ Brands	(50)
Net changes at fair value recognized through profit or loss	(30)
Sale of securities
Level 1 [Member] | Maris-Tech Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	107
Ending Balance	150
Deconsolidation of Jeffs’ Brands
Net changes at fair value recognized through profit or loss	43
Sale of securities
Level 1 [Member] | Automax Ltd warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	6
Ending Balance	6
Deconsolidation of Jeffs’ Brands
Net changes at fair value recognized through profit or loss	1
Sale of securities	(1)
Level 1 [Member] | Jeffs’ Brands warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Ending Balance	8
Deconsolidation of Jeffs’ Brands	42
Net changes at fair value recognized through profit or loss	(34)
Sale of securities
Level 1 [Member] | Clearmind Medicine Inc shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	21
Ending Balance	13
Deconsolidation of Jeffs’ Brands
Net changes at fair value recognized through profit or loss	(8)
Sale of securities
Level 1 [Member] | Elbit Imaging Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	468
Ending Balance	405
Deconsolidation of Jeffs’ Brands
Net changes at fair value recognized through profit or loss	(63)
Sale of securities
Level 1 [Member] | Automax Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	324
Ending Balance	175
Deconsolidation of Jeffs’ Brands
Net changes at fair value recognized through profit or loss	(149)
Sale of securities
Level 1 [Member] | Parazero shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	1,436
Ending Balance	1,389
Deconsolidation of Jeffs’ Brands
Net changes at fair value recognized through profit or loss	(47)
Sale of securities
Level 1 [Member] | Elbit Medical Technologies Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	12
Ending Balance	7
Deconsolidation of Jeffs’ Brands
Net changes at fair value recognized through profit or loss	(5)
Sale of securities
Level 1 [Member] | Safee shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	2,769
Ending Balance	2,550
Deconsolidation of Jeffs’ Brands	1,385
Net changes at fair value recognized through profit or loss	(1,603)
Sale of securities	(1)
Level 3 [Member] | Jeffs’ Brands warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance
Ending Balance	78
Net changes at fair value recognized through profit or loss	(39)
Deconsolidation of Jeffs’ Brands upon loss of control	117
Level 3 [Member] | Safee shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	1,170
Ending Balance	1,427
Net changes at fair value recognized through profit or loss	140
Deconsolidation of Jeffs’ Brands upon loss of control	117
Level 3 [Member] | Maris- Tech Ltd shares and warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	12
Ending Balance	9
Net changes at fair value recognized through profit or loss	(3)
Deconsolidation of Jeffs’ Brands upon loss of control
Level 3 [Member] | Polyrizon warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	105
Ending Balance	289
Net changes at fair value recognized through profit or loss	184
Deconsolidation of Jeffs’ Brands upon loss of control
Level 3 [Member] | Clearmind Medicine Inc warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	3
Ending Balance	1
Net changes at fair value recognized through profit or loss	(2)
Deconsolidation of Jeffs’ Brands upon loss of control
Level 3 [Member] | Safee shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	400
Ending Balance	400
Net changes at fair value recognized through profit or loss
Deconsolidation of Jeffs’ Brands upon loss of control
Level 3 [Member] | Colugo Systems Ltd shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	400
Ending Balance	400
Net changes at fair value recognized through profit or loss
Deconsolidation of Jeffs’ Brands upon loss of control
Level 3 [Member] | Metagramm shares [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	250
Ending Balance	250
Net changes at fair value recognized through profit or loss
Deconsolidation of Jeffs’ Brands upon loss of control
Level 3 [Member] | Loan to Revoltz [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	62
Ending Balance	62
Level 3 [Member] | Loan to Polyrizon [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	78
Ending Balance
Net changes at fair value recognized through profit or loss	22
Loan conversion	(100)
Level 3 [Member] | Loan to Zig Miami 54 [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	1,545
Ending Balance	1,533
Net changes at fair value recognized through profit or loss	(12)
Level 3 [Member] | Total Financial Instrument One [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	1,685
Ending Balance	1,595
Net changes at fair value recognized through profit or loss	10
Loan conversion	(100)
Level 3 [Member] | Shares receivable [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	510
Ending Balance	500
Transfer to investments in shares	(8)
Net changes at fair value recognized through profit or loss	(2)
Level 3 [Member] | Total Financial Instrument Two [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	510
Ending Balance	502
Transfer to investments in shares	(8)
Net changes at fair value recognized through profit or loss
Level 3 [Member] | Total Warrant [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning Balance	1,897
Ending Balance	2,309
Deconsolidation of Jeffs’ Brands upon loss of control	(1,874)
Viewbix June 2024 Facility Agreement (see note 3E)	$ 2,286